Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Sep. 30, 2023	Dec. 31, 2022
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	[1]	$ 1,761,883	$ 1,820,036
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2023		41,465
2022		123,650
2021		851,833
2020		572,895
2019		124,158
Prior		48,725
Net investment in finance leases, net		1,762,726
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2023		93,581
2022		488,238
2021		14,079
2020		96,100
2019		185,940
Net investment in finance leases, net		877,938
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2023		38,945
2022		92,916
2021		776,526
2020		541,788
2019		92,750
Prior		34,748
Net investment in finance leases, net		1,577,673
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2023		93,581
2022		488,238
2021		11,000
2020		96,100
2019		176,127
Net investment in finance leases, net		865,046
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2023		572
2022		23,367
2021		69,890
2020		29,667
2019		26,509
Prior		13,907
Net investment in finance leases, net		163,912
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2021		3,079
2019		9,813
Net investment in finance leases, net		12,892
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2023		1,948
2022		7,367
2021		5,417
2020		1,440
2019		4,899
Prior		70
Net investment in finance leases, net		$ 21,141

[1]	As of September 30, 2023 and December 31, 2022, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,533,656 and $1,659,155, respectively, and was measured using Level 2 inputs.